CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 29,972	$ 9,706	$ 24,351
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	67,559	61,954	61,344
Gain on sale of real estate, land, other investments and discontinued operations	(6,885)	(349)	(19,365)
Gain on involuntary conversion	(5,084)	(274)	0
Impairment of real estate investments	305	428	0
Bad debt expense	665	298	733
Changes in other assets and liabilities:
Increase in receivable arising from straight-lining of rents	(2,733)	(4,831)	(1,732)
Decrease (increase) in accounts receivable	689	1,542	(914)
Increase in prepaid and other assets	(693)	(1,361)	(1,162)
(Increase) decrease in tax, insurance and other escrow	(325)	(353)	1,469
Increase in deferred charges and leasing costs	(5,946)	(6,145)	(6,501)
Increase in accounts payable, accrued expenses and other liabilities	194	4,522	551
Net cash provided by operating activities	77,718	65,137	58,774
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from real estate deposits	2,037	2,254	2,766
Payments for real estate deposits	(1,970)	(2,188)	(2,579)
Principal proceeds on mortgage loans receivable	0	159	2
Increase in other investments	0	0	(205)
Decrease in lender holdbacks for improvements	1,891	5,681	3,276
Increase in lender holdbacks for improvements	(2,466)	(1,730)	(10,712)
Proceeds from sale of discontinued operations	20,009	3,142	81,539
Proceeds from sale of real estate and other investments	95	430	74
Insurance proceeds received	6,211	5,758	347
Payments for acquisitions of real estate assets	(76,020)	(61,661)	(26,541)
Payments for development and re-development of real estate assets	(57,649)	(37,777)	(10,799)
Payments for improvements of real estate assets	(26,280)	(42,333)	(25,484)
Net cash (used) provided by investing activities	(134,142)	(128,265)	11,684
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from mortgages payable	85,230	117,595	139,947
Principal payments on mortgages payable	(104,976)	(77,089)	(213,658)
Proceeds from revolving line of credit and other debt	44,262	31,925	56,300
Principal payments on revolving line of credit and other debt	(55,411)	(10,060)	(25,650)
Proceeds from sale of common shares, net of issue costs	55,448	24,427	16,423
Proceeds from sale of common shares under distribution reinvestment and share purchase program	30,707	23,511	3,175
Proceeds from underwritten Public Offering of Preferred Shares - Series B, net of offering costs	111,357	0	0
Repurchase of fractional shares and partnership units	(15)	(14)	(10)
Proceeds from noncontrolling partner - consolidated real estate entities	0	2,854	0
Payments for acquisition of noncontrolling interests - consolidated real estate entities	0	(1,289)	(425)
Distributions paid to common shareholders, net of reinvestment of $11,802, $10,177 and $10,627, respectively	(36,463)	(36,477)	(43,234)
Distributions paid to preferred shareholders	(8,467)	(2,372)	(2,372)
Distributions paid to noncontrolling interests - Unitholders of the Operating Partnership, net reinvestment of $614, $657 and $746, respectively	(10,371)	(10,445)	(13,057)
Distributions paid to noncontrolling interests - consolidated real estate entities	(733)	(613)	(1,055)
Distributions paid to redeemable noncontrolling interests - consolidated real estate entities	0	(27)	(442)
Net cash provided (used) by financing activities	110,568	61,926	(84,058)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	54,144	(1,202)	(13,600)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	39,989	41,191	54,791
CASH AND CASH EQUIVALENTS AT END OF PERIOD	94,133	39,989	41,191
SUPPLEMENTARY SCHEDULE OF NON-CASH INVESTING AND FINANCING
Distribution reinvestment plan	11,802	10,177	10,627
Operating partnership distribution reinvestment plan	614	657	746
Operating partnership units converted to shares	1,551	3,454	6,905
Shares issued under the Incentive Award Plan	398	443	253
Real estate assets acquired through the issuance of operating partnership units	12,632	8,055	4,996
Real estate assets acquired through assumption of indebtedness and accrued costs	12,500	7,190	9,895
Mortgages included in real estate dispositions	5,887	0	0
Adjustments to accounts payable included within real estate investments	2,502	(5,445)	933
Real estate assets contributed by noncontrolling interests - consolidated real estate entities	12,415	2,227	0
Fair value adjustments to redeemable noncontrolling interests	0	35	370
Involuntary conversion of assets due to flood and fire damage	107	2,783	0
Construction debt reclassified to mortgages payable	13,650	7,190	0
Cash paid during the year for:
Cash paid for interest, net of amounts capitalized of $742,$571 and $56, respectively	$ 60,357	$ 63,653	$ 64,562